Concentrations	12 Months Ended
Feb. 29, 2024
Risks and Uncertainties [Abstract]
Concentrations

NOTE 18 – Concentrations

Revenues – During the years ended February 29, 2024 and February 28, 2023, the Company did not have any significant customers who accounted for more than 10% each of the Company’s revenue in at least one of the periods presented.

Accounts Receivable – The Company had no significant customers who accounted for more than 10% each of the Company’s accounts receivable balance at February 29, 2024 and February 28, 2023, respectively.